Financial Risks - Summary of Retail Receivables Segregated into Aging Categories Based on the Numbers of the Days Outstanding (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Retail receivables [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	¥ 20,201,004	¥ 17,647,440
Retail receivables [Member] | Expected credit loss for 12 months [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	18,236,371	16,036,965
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	1,818,584	1,490,363
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	146,049	120,112
Retail receivables [Member] | Current [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	19,180,501	16,836,854
Retail receivables [Member] | Current [Member] | Expected credit loss for 12 months [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	17,905,331	15,753,211
Retail receivables [Member] | Current [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	1,275,170	1,083,642
Retail receivables [Member] | Current [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables
Retail receivables [Member] | Past due less than 90 days [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	895,509	707,350
Retail receivables [Member] | Past due less than 90 days [Member] | Expected credit loss for 12 months [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	331,040	283,753
Retail receivables [Member] | Past due less than 90 days [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	542,999	405,941
Retail receivables [Member] | Past due less than 90 days [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	21,469	17,655
Retail receivables [Member] | Past due 90 days or more [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	124,995	103,236
Retail receivables [Member] | Past due 90 days or more [Member] | Expected credit loss for 12 months [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables
Retail receivables [Member] | Past due 90 days or more [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	416	779
Retail receivables [Member] | Past due 90 days or more [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	124,580	102,457
Finance lease receivables [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	2,503,369	2,347,941
Finance lease receivables [Member] | Current [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	2,437,467	2,279,978
Finance lease receivables [Member] | Past due less than 90 days [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	46,296	47,034
Finance lease receivables [Member] | Past due 90 days or more [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	¥ 19,606	¥ 20,928